Note 15 - Condensed Parent Company Financial Information	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Condensed Financial Information of Parent Company Only Disclosure [Text Block]

NOTE 15 - CONDENSED PARENT COMPANY FINANCIAL INFORMATION

A summary of condensed financial information of the parent company as of December 31, 2022 and 2021 and for each of the years in the three-year period ended December 31, 2022, is as follows:

Condensed Balance Sheets
	(in thousands)
Assets:	2022	2021
Cash	$421	$1,860
Investment in bank subsidiary	101,176	135,450
Other assets	1,791	1,930
Total assets	$103,388	$139,240

Liabilities:
Junior subordinated deferrable interest debentures	$13,009	$12,976
Other borrowings	7,500	7,000
Other liabilities	188	169
Total Liabilities	20,697	20,145
Shareholders' equity	82,691	119,095
Total liabilities and shareholders’ equity	$103,388	$139,240

	(in thousands)
Condensed Statements of Income	2022	2021	2020
Income – dividends from bank subsidiary	$5,000	$5,000	$4,500
Expenses – interest, professional fees and other expenses, net of federal income tax benefit and interest income	(1,303)	(979)	(1,150)
Income before equity in undistributed net income of bank subsidiary	3,697	4,021	3,350
Equity in undistributed net income of bank subsidiary	7,613	9,560	10,405
Net income	$11,310	$13,581	$13,755

	(in thousands)
Condensed Statements of Cash Flows	2022	2021	2020
Cash flows from operating activities:
Net income	$11,310	$13,581	$13,755
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net income of bank subsidiary	(7,613)	(9,560)	(10,405)
Stock option expense	222	183	164
Depreciation and amortization	34	35	34
(Increase) decrease in other assets	(334)	(537)	843
Increase (decrease) in other liabilities	19	(31)	(841)
Net cash provided by operating activities	3,638	3,671	3,550

Cash flows from financing activities:
Proceed from other borrowings	1,500	7,000	-
Principal payments on other borrowings	(1,000)	(7,750)	(1,000)
Purchase of treasury stock	(2,876)	(368)	-
Proceeds from sale of treasury shares	243	243	95
Cash paid for cancellation of stock options	-	-	(11)
Cash paid for net shares repurcahsed, stock option exercise	(197)	(387)	-
Cash dividends paid	(2,747)	(2,394)	(1,668)
Net cash provided by (used in) financing activities	(5,077)	(3,656)	(2,584)
Net increase (decrease) in cash	(1,439)	15	966
Cash at beginning of the year	1,860	1,845	879
Cash at end of the year	$421	$1,860	$1,845

During 2005, the Board of Directors approved a program whereby the Corporation purchases shares of its common stock in the open market. The decision to purchase shares, the number of shares to be purchased, and the price to be paid depends upon the availability of shares, prevailing market prices, and other possible considerations which may impact the advisability of purchasing shares. The Corporation purchased 130,553 shares in 2022 and 11,651 shares in 2021 (none in 2020) under the program.